Acquisitions (Narrative) (Details)	12 Months Ended			0 Months Ended	12 Months Ended						1 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Enzymatics USD ($)	Dec. 31, 2014 Enzymatics USD ($)	Dec. 31, 2014 Enzymatics Minimum	Dec. 31, 2014 Enzymatics Maximum	Dec. 31, 2014 Series of individually immaterial business acquisitions USD ($)	Dec. 31, 2014 Marseille USD ($)	Dec. 31, 2013 Marseille USD ($)	Feb. 27, 2015 Marseille Subsequent event EUR (€)	Apr. 29, 2013 Ingenuity USD ($)	Dec. 31, 2013 Ingenuity USD ($)	Dec. 31, 2013 CLC bio USD ($)	Dec. 31, 2012 AmniSure USD ($)	Dec. 31, 2012 AmniSure USD ($)	Dec. 31, 2012 AmniSure Minimum	Dec. 31, 2012 AmniSure Maximum	Dec. 31, 2012 Intelligent Bio Systems USD ($)	Dec. 31, 2012 Intelligent Bio Systems Minimum	Dec. 31, 2012 Intelligent Bio Systems Maximum
Business Acquisition [Line Items]
Products used in sequence workflows, percent	80.00%
Cash consideration				$ 114,224,000								$ 106,932,000			$ 101,415,000
Escrow deposits related to acquisition claims					11,500,000														5,200,000
Weighted average amortization period for intangible assets	11 years 2 months 9 days				11 years 1 month 18 days							14 years 1 month 18 days				9 years 6 months
Fair value of contingent consideration				11,500,000											4,530,000	4,530,000			12,000,000
Additional contingent cash payments					25,500,000											35,000,000			12,500,000
Cash paid for acquisitions, net of cash acquired	160,436,000	170,546,000	131,997,000					47,400,000						68,200,000					31,200,000
Business combination step acquisition equity interest in acquiree									300,000	500,000
Percent of outstanding common shares held									90.27%	89.96%		100.00%
Consideration transferred				125,724,000							1,200,000	106,932,000			105,945,000
Purchase consideration adjustment												100,000
Long-term deferred tax asset adjustment												3,000,000
Long-term deferred tax liability adjustment												4,100,000
Other opening balance sheet adjustments												300,000
Goodwill purchase adjustment												700,000
Net sales	1,344,777,000	1,301,984,000	1,254,456,000										14,700,000			16,700,000
Net income attributable to the owners of QIAGEN N.V.	116,634,000	69,073,000	129,506,000										6,300,000			3,000,000
Acquisition related costs			4,500,000										1,200,000
Portion of acquired goodwill deductible for tax purposes																39,800,000
Discount rate used for analysis of future milestones						0.19%	0.89%										0.68%	2.03%		0.68%	1.59%
Probability regarding the accomplishment of milestones																				95.00%	100.00%
Contingent purchase price payment			$ 7,100,000